NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
NET LOSS PER SHARE
NET LOSS PER SHARE
26.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(1,104,925)	(742,001)	(723,921)
Accretion of redeemable convertible preferred shares	(2,979)	(15,121)	(910)
Numerator for basic and diluted net loss per ordinary share calculation	(1,107,904)	(757,122)	(724,831)
Denominator:
Weighted average number of ordinary shares, basic and diluted[1]	645,227,356	474,621,603	475,805,054
Denominator for basic and diluted net loss per ordinary share calculation[1]	645,227,356	474,621,603	475,805,054
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted [1]	(1.72)	(1.60)	(1.52)

[1] Shares outstanding for all periods reflect the adjustment for Recapitalization.

For the purposes of calculating loss per share for the years ended December 31, 2024, 2023 and 2022, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the Recapitalization (see note 1(b)), as if the Recapitalization had occurred at the beginning of the earliest period presented. The calculation of basic loss per share excludes 1,417,544 unvested earn-out shares issued to the Sponsor which can only be vested upon meeting certain conditions, and 17,500,000 ordinary shares which the Company has entered into forward contract that require physical settlement by repurchase.

The following outstanding potentially dilutive ordinary share equivalents adjusted to reflect the effect of Recapitalization have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years presented due to their antidilutive effect:

	Year ended December 31,
	2024	2023	2022
Redeemable convertible preferred shares (note 18)	—	68,228,526	68,228,526
Exchangeable notes (i)	—	36,709,165	34,459,983
2024 Convertible notes (ii)	31,779,905	—	—
2023 Convertible notes (iii)	—	2,029,407	—
Mandatorily redeemable noncontrolling interest (iv)	—	—	1,148,666
Share options(v)	13,570,227	10,073,233	10,378,710
Warrant (vi)	—	711,044	711,044
Meritz put option (vii)	32,500,000	—	—
Public Warrant (note 13)	9,054,522	—	—
Sponsor Warrant (note 13)	5,486,784	—	—
Total	92,391,438	117,751,375	114,926,929
(i)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of US$367,092 (equivalent to RMB2,600,000) and US$344,600 (equivalent of RMB2,400,000) divided by the fixed conversion price of US$10 per share as of 2023 and 2022, respectively.
(ii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$109,784 divided by the estimated fair value of ordinary shares as of December 31, 2024.
(iii)For the year ended December 31, 2023, the conversion of 2023 Convertible Notes as mentioned in note 16 is not included in the calculation of basic or diluted loss per share, as the conversion is contingent upon the consummation of the Business Combination, which was not satisfied as of the period end.
(iv)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of US$11,487 (equivalent of RMB80,000) divided by the fixed conversion price of US$10 per share as of December 31, 2022.
(v)For the year ended December 31, 2024, 13,570,227 vested and unvested share options are not included in the calculation of basic loss per share due to their antidilutive effect using treasury stock method.

For the years ended December 31, 2023 and 2022, 10,073,233 and 10,378,710 outstanding share options, respectively, are not included in the calculation of basic or diluted loss per share, as the issuance of such awards is contingent upon a Qualified IPO, which was not satisfied as of the year end.

(vi)For the year ended December 31, 2023, the warrant to purchase maximum 711,044 Series Pre-A Preferred Shares after Recapitalization is not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent upon a qualifying event, which was not satisfied as of the year end.
(vii)For the years ended December 31, 2024, as mentioned in note 14, the exercise of put option issued to Meritz are not included in the calculation of diluted loss per share due to antidilutive effect using reverse treasury stock method.
(viii)The exchange or conversion of Lightning Speed Exchangeable Notes, Kingway Exchangeable Notes and Subsidiary Convertible Note to its respective equity holders as mentioned in note 15 and note 16, respectively, have no effect on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed, Kingway and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.